Summary of Significant Accounting Policies - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	$ 932	$ 646
Intangible assets, Accumulated Amortization	$ (353)	$ (64)
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Intangible assets, Useful Life	1 year 3 months	1 year 3 months
Intangible assets, Gross Carrying Amount	$ 227	$ 423
Intangible assets, Accumulated Amortization	$ (191)	$ (55)
Acquired Proprietary Software
Finite Lived Intangible Assets [Line Items]
Intangible assets, Useful Life	5 years	5 years
Intangible assets, Gross Carrying Amount	$ 143	$ 148
Intangible assets, Accumulated Amortization	$ (26)	$ (5)
Reacquired Rights
Finite Lived Intangible Assets [Line Items]
Intangible assets, Useful Life	3 years 10 months 13 days
Intangible assets, Gross Carrying Amount	$ 480
Intangible assets, Accumulated Amortization	$ (113)
Internally Developed Software
Finite Lived Intangible Assets [Line Items]
Intangible assets, Useful Life	3 years	3 years
Intangible assets, Gross Carrying Amount	$ 82	$ 75
Intangible assets, Accumulated Amortization	$ (23)	$ (4)